Fair value of Above/Below Market Acquired Time Charters - Amount per Vessel (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of below market acquired time charter
Fair value of below market acquired time charter				$ 3,856
Balance	0	0	452
Amortization	0	0	(452)
Balance	0	0	0
Fair value of above market acquired time charter
Fair value of above market acquired time charter			23,065
Balance	14,330	20,699	23,065
Amortization	(6,352)	(6,369)	(2,366)
Balance	7,978	14,330	20,699
Star Cosmo
Fair value of below market acquired time charter
Fair value of below market acquired time charter				3,856
Balance	0	0	452
Amortization	0	0	(452)
Balance	0	0	0
Star Big
Fair value of above market acquired time charter
Fair value of above market acquired time charter			13,733
Balance	9,329	12,553	13,733
Amortization	(3,216)	(3,224)	(1,180)
Balance	6,113	9,329	12,553
Star Mega
Fair value of above market acquired time charter
Fair value of above market acquired time charter			9,332
Balance	5,001	8,146	9,332
Amortization	(3,136)	(3,145)	(1,186)
Balance	$ 1,865	$ 5,001	$ 8,146